Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000132936 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Hedged Equity Fund (Investor Class/(MRIEX))
Average Annual Return, Percent			6.70%	6.61%	13.47%
C000156527 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Hedged Equity Fund (Class C/(MRCEX))
Average Annual Return, Percent			5.46%	5.65%	12.59%
C000132937 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Hedged Equity Fund (Class A/(MRAEX))
Average Annual Return, Percent	[1]		0.27%	5.02%	12.48%
C000003881 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Hedged Equity Fund (Legacy Class/(MEIFX))
Average Annual Return, Percent			6.54%	6.58%	13.53%
C000003882 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Legacy Class/(MERDX))
Average Annual Return, Percent			(6.31%)	(1.34%)	7.32%
C000132941 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Institutional Class/(MRRGX))
Average Annual Return, Percent			(6.25%)	(1.30%)	7.35%
C000132940 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Class A/(MRAGX))
Average Annual Return, Percent	[2]		(11.90%)	(2.72%)	6.40%
C000156528 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Class C/(MRCGX))
Average Annual Return, Percent			(7.21%)	(2.26%)	6.27%
C000132939 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Investor Class/(MRIGX))
Average Annual Return, Percent			(6.37%)	(1.40%)	7.27%
C000132942 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Contrarian Fund (Investor Class/(MFCIX))
Average Annual Return, Percent			17.23%	8.63%	11.98%
C000156529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Contrarian Fund (Class C/(MFCCX))
Average Annual Return, Percent			16.03%	7.53%	10.93%
C000132943 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Contrarian Fund (Class A/(MFCAX))
Average Annual Return, Percent	[3]		10.33%	7.09%	11.04%
C000003883 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Contrarian Fund (Legacy Class/(MVALX))
Average Annual Return, Percent			17.31%	8.68%	12.09%
C000132293 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Legacy Class/(MSGGX))
Average Annual Return, Percent			(1.28%)	0.42%	8.77%
C000132296 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Institutional Class/(MSGRX))
Average Annual Return, Percent			(1.12%)	0.53%	8.88%
C000132295 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Class A/(MSGAX))
Average Annual Return, Percent	[4]		(7.17%)	(1.06%)	7.80%
C000156530 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Class C/(MSGCX))
Average Annual Return, Percent			(2.28%)	(0.60%)	7.67%
C000132294 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Investor Class/(MISGX))
Average Annual Return, Percent			(1.30%)	0.38%	8.71%
Without Sales Load [Member] | C000132937 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Hedged Equity Fund (Class A/(MRAEX))
Average Annual Return, Percent			6.36%	6.27%	13.15%
Without Sales Load [Member] | C000132940 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Class A/(MRAGX))
Average Annual Return, Percent			(6.54%)	(1.56%)	7.03%
Without Sales Load [Member] | C000132943 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Contrarian Fund (Class A/(MFCAX))
Average Annual Return, Percent			17.06%	8.37%	11.70%
Without Sales Load [Member] | C000132295 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Class A/(MSGAX))
Average Annual Return, Percent			(1.52%)	0.12%	8.44%
CBOE S And P 500 Buy Write Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500 Buy Write Index
Average Annual Return, Percent			8.91%	9.33%	7.31%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent			17.88%	14.42%	14.82%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent			17.15%	13.15%	14.29%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500® Index
Average Annual Return, Percent			11.91%	7.26%	10.40%
Russell 2500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500® Growth Index
Average Annual Return, Percent			10.31%	2.98%	10.55%
Russell 2500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500® Value Index
Average Annual Return, Percent			12.73%	10.02%	9.72%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent			13.01%	3.18%	9.57%

[1]	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
[2]	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
[3]	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
[4]	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%